LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2025
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

16.    LAND USE RIGHTS, NET

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 to 99 years, as applicable, in the PRC and Malaysia (RMB in thousands).

	As of December 31,
	2024	2025
	RMB	RMB
Land use rights	2,004,651	2,345,479
Less: accumulated amortization	(166,636)	(204,526)
Land use rights, net	1,838,015	2,140,953

Amortization expense was RMB39 million, RMB41 million and RMB41 million for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2025, estimated amortization expense in each of the next five years is RMB47 million.

As of December 31, 2024 and 2025, certain land use rights with net book value of RMB226 million and RMB426 million were pledged as collateral for the Company’s borrowings (Note 20).